Taxes (Details 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current tax assets, current	$ 1,100	$ 900
Current tax assets, non-current	1,297	1,374
Current tax liabilities, current	574	1,314
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	260	232
Current tax assets, non-current	3	5
Current tax liabilities, current	34	25
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	266	355
Current tax assets, non-current	975	1,010
Current tax liabilities, current	12	615
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	564	302
Current tax assets, non-current	319	358
Current tax liabilities, current	317	429
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities, current	63	93
Others [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	10	11
Current tax assets, non-current		1
Current tax liabilities, current	$ 148	$ 152